Borrowings - Additional information (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Maximum
Borrowings
Borrowings rates	10.00%	12.00%
Minimum
Borrowings
Borrowings rates	3.85%	4.04%
Guaranteed | SACE S.p.A.
Borrowings
Borrowings	€ 3,012	€ 5,694
JLSA Facility | LGHL
Borrowings
Borrowings		16,710
Secured | Asset pledged as collateral
Borrowings
Borrowings	€ 4,013	€ 9,404